Business combinations - Summary of the revenues and net income (Detail) - Viajes Falabella [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition Pro Forma Information [Line Items]
Net revenue	$ 20,710
Net loss	(3,060)
Net revenue	532,710	$ 584,986
Net (loss) / income	$ (20,872)	$ 19,770